Going Concern (Details Narrative) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stockholders' deficit	$ (96,345)	$ (65,534)	$ (34,208)